Financial commitments and contingent liabilities	12 Months Ended
Dec. 31, 2022
Financial commitments and contingent liabilities
Financial commitments and contingent liabilities

21. Financial commitments and contingent liabilities

The table below sets forth the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2022.

	At December 31, 2022
($ in thousands)	Leases	Debt payable	Debt interest payable	Other liabilities	Financial liabilities relating to third-party interests in capital provision assets
2023	2,125	-	78,683	38,639	-
2024	2,145	120,390	78,683	-	-
2025	2,380	180,000	71,309	10,961	-
2026	2,388	210,683	60,284	-	-
2027	2,388	-	49,750	-	-
Thereafter	7,303	760,000	74,375	-	-
No contractual maturity date	-	-	-	71,411	425,205
Total undiscounted cash flows	18,729	1,271,073	413,084	121,011	425,205
Lease present value adjustment	(4,555)
Lease liabilities	14,174

Commitments to financing arrangements

As a normal part of its business, the Group routinely enters into financing agreements that may require the Group to provide continuing funding over time, whereas other financing agreements provide for the immediate funding of the total commitment. The terms of the former type of financing agreements vary widely—e.g., in cases of discretionary commitments, the Group is not contractually obligated to advance capital and generally would not suffer adverse financial consequences from failing to do so and, therefore, has broad discretion as to each incremental funding of a continuing capital provision asset and, in cases of definitive commitments, the Group is contractually obligated to fund incremental capital and failure to do so would typically result in adverse contractual consequences (such as a dilution in the Group’s returns or the loss of the Group’s funded capital in a case).

The Group’s commitments are capped at a fixed amount in its financing agreements. In addition, at December 31, 2022 and 2021, the Group had exposure to assets where the Group provided some form of legal risk arrangement pursuant to which the Group does not generally expect to deploy the full committed capital unless there is a failure of the claim, such as providing an indemnity for adverse legal costs. The table below sets forth the components of undrawn commitments at December 31, 2022, 2021 and 2020 (assuming the GBP/USD exchange rate of 1.2039, 1.3477 and 1.3649 at December 31, 2022, 2021 and 2020, respectively).

	At December 31,
($ in thousands)	2022	2021	2020
Definitive	767,786	703,417	477,921
Discretionary	822,348	701,107	682,721
Total legal finance undrawn commitments	1,590,134	1,404,524	1,160,642
Legal risk (definitive)	81,193	88,260	93,970
Total capital provision-direct undrawn commitments	1,671,327	1,492,784	1,254,612
Capital provision-indirect undrawn commitments	49,400	-	-
Total capital provision undrawn commitments	1,720,727	1,492,784	1,254,612

Leases

Leases consist primarily of the Group’s leased office space in (i) New York, New York, United States, (ii) Chicago, Illinois, United States, (iii) Washington, DC, United States, (iv) London, United Kingdom, (v) Dubai, United Arab Emirates, (vi) Singapore, Singapore, (vii) Hong Kong, China and (viii) Sydney, Australia, which the Group has determined to be operating leases under US GAAP.

The table below sets forth the components of lease costs for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
Operating lease cost	$2,280	$2,273	$3,005	$2,220
Cash paid for amounts included in the measurement of operating lease liabilities	$2,384	$2,456	$2,943	$1,433

The table below sets forth right-of-use assets, lease liabilities, weighted average remaining lease term and weighted average discount rate for the operating leases at December 31, 2022, 2021 and 2020.

	At December 31,
	2022	2021	2020
Right-of-use assets	12,716	10,948	12,386
Operating lease liabilities	14,174	11,896	13,520
Weighted average remaining lease term (years)	8.0	7.1	7.9
Weighted average discount rate	6.7%	6.7%	6.7%

Litigation

Given the nature of the Group’s business, the Group may from time to time receive claims against it or be subject to inbound litigation. Having considered the legal merits of any relevant claims or progressed litigation and having received relevant legal advice (including any legal advice from external advisers), the Group considers there to be no material contingent liability in respect of any such litigation requiring disclosure in the consolidated financial statements.